Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues from services		$ 639,220	$ 71,568
Cost of revenues		(8,080)
Net revenues of services		631,140	71,568
Commissions and fees on financial guarantee services		8,797
Provision for financial guarantee services		(5,008)
Commission and fee income on guarantee services, net		3,789
Interest and fees on direct loans		1,153	15,035	1,628,525
Interest income on loans due from third parties		34,707
Interest income from factoring business		2,782,332	35,229
Interest income on deposits with banks		64,636	418	537
Total interest and fee income		2,882,828	50,682	1,629,062
Interest expenses and fees on secured loans		(2,218,815)	(25,118)
Net interest income		664,013	25,564	1,629,062
Provision for loan losses		(2,244,601)	(2,176,216)	(565,187)
Net interest (loss) income after provision for loan losses		(1,580,588)	(2,150,652)	1,063,875
Operating (loss) income		(945,659)	(2,079,084)	1,063,875
Salaries and employee surcharge		(512,314)	(572,117)	(518,015)
Business taxes and surcharge		(352)	(714)	(9,879)
Other operating expenses		(1,384,907)	(1,468,738)	(1,691,387)
Changes in fair value of warrant liabilities		530,863	748,346
Total operating expenses		(1,366,710)	(1,293,223)	(2,219,281)
Loss before income taxes		(2,312,369)	(3,372,307)	(1,155,406)
Income tax expenses		(244,741)	(17,635)	(250,245)
Net loss from continuing operations		(2,557,110)	(3,389,942)	(1,405,651)
Net income (loss) from discontinued operations, net of income tax		26,846,018	(90,736,365)	(53,377,622)
Net income (loss)		24,288,908	(94,126,307)	(54,783,273)
Dividend – convertible redeemable Class A preferred share		(686,400)	(686,400)	(686,400)
Net income attributable to noncontrolling interests		(76,108)	(76)
Net income (loss) attributable to Roan Holding Group Co., Ltd.’s shareholders		23,526,400	(94,812,783)	(55,469,673)
Other comprehensive (loss) income
Foreign currency translation adjustment		1,435,262	(29,318)	5,608,353
Reclassified to net gain from discontinued operations		2,691,969
Total other comprehensive (loss) income		4,127,231	(29,318)	5,608,353
Comprehensive income (loss)		28,416,139	(94,155,625)	(49,174,920)
Other comprehensive income attributable to noncontrolling interests		(97,733)
Dividend – convertible redeemable Class A preferred share		(686,400)	(686,400)	(686,400)
Net income attributable to noncontrolling interests		(76,108)	(76)
Total comprehensive income (loss) attributable to Roan Holdings Group Co., Ltd.’s shareholders		$ 27,555,898	$ (94,842,101)	$ (49,861,320)
Weighted average number of ordinary share outstanding
Basic and Diluted (in Shares)	[1]	25,287,887	24,380,051	17,343,763
Earnings (Loss) per share
Net earnings (loss) per share – Basic and Diluted (in Dollars per share)		$ 0.93	$ (3.89)	$ (3.20)
Net loss per share from continuing operations - Basic and Diluted (in Dollars per share)		(0.13)	(0.17)	(0.12)
Net earnings (loss) per share from discontinued operations - Basic and Diluted (in Dollars per share)		$ 1.06	$ (3.72)	$ (3.08)

[1]	The Company reported a discontinued operation for the year ended December 31, 2019, it used net loss from continuing operations as the control number to determine whether the warrants, Class A and Class B preferred shares are anti-dilutive. Because the Company incurred a net loss from continuing operations, the number of warrants, Class A preferred shares and Class B preferred shares are excluded from the computation as the anti-dilutive effect.